Segment and geographic information (Tables)	12 Months Ended
Jun. 30, 2021
Segment and geographic information
Schedule of reportable segments

	June 30, 2019
(in € thousands)	Online	Retail Store	Segments total	Reconciliation(1)	IFRS consolidated
Net Sales	365,558	13,528	379,086	—	379,086
EBITDA	26,455	2,634	29,089	(2,327)	26,762
Depreciation and amortization					(7,686)
Finance expenses, net					(13,986)
Income tax expense					(3,439)
Net income					1,651
(1)	Reconciliation relates to corporate administrative expenses, which have not been allocated to the online operations or the retail stores of €2,327 thousand in fiscal 2019.

	June 30, 2020
(in € thousands)	Online	Retail Store	Segments total	Reconciliation(1)	IFRS consolidated
Net Sales	437,448	12,039	449,487	—	449,487
EBITDA	32,361	1,947	34,308	(5,513)	28,795
Depreciation and amortization					(7,885)
Finance expenses, net					(11,119)
Income tax expense					(3,441)
Net income					6,350
(1)

Reconciliation relates to corporate administrative expenses, which have not been allocated to the online operations or the retail stores, including €5,206 thousand related to IPO preparation and transaction costs and share-based compensation of €65 thousand during the year ended June 30, 2020.

	June 30, 2021
(in € thousands)	Online	Retail Store	Segments total	Reconciliation(1)	IFRS consolidated
Net Sales	602,871	9,225	612,096	—	612,096
EBITDA	65,357	1,670	67,027	(90,956)	(23,929)
Depreciation and amortization					(8,232)
Finance income, net					15,091
Income tax expense					(15,534)
Net income					(32,604)
(1)	Reconciliation relates to corporate administrative expenses, which have not been allocated to the online operations or the retail stores, including €6,984 thousand related to IPO preparation and transaction costs and IPO related share-based compensation of €71,889 thousand during the year ended June 30, 2021.